Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 542,578	$ 164,431	$ 20,773
Accounts receivable, net	165,937	44,067	74,833
Due from factor, net	341,127	390,186	337,811
Inventory	4,075,294	3,823,940	4,849,600
Prepaid expenses and other current assets	1,325,730	274,643	276,670
Total current assets	6,450,666	4,697,267	5,559,687
Property, equipment and software, net	20,719	24,089	55,509
Goodwill	8,973,501	8,973,501	8,973,501
Intangible assets, net	8,286,959	6,120,039	9,982,217
Deposits	72,331	75,431	75,431
Prepaid marketing expenses	4,016,111
Right of use asset			689,688
Total assets	27,820,287	19,890,327	25,336,033
Current liabilities:
Accounts payable	5,594,591	6,424,661	7,538,902
Accrued expenses and other liabilities	5,525,903	5,257,102	4,758,492
Due to related parties	402,421	411,921
Convertible note payable, net		100,000	100,000
Accrued interest payable	2,539,854	2,328,078	1,996,753
Loan payable, current	1,819,113	2,798,116	2,325,842
Promissory note payable, net	3,500,000	3,500,000	4,884,592
Right of use liability, current portion			1,210,814
Total current liabilities	19,381,882	20,819,878	23,215,407
Loan payable	1,083,295	150,000	150,000
Deferred tax liability	248,990	248,990	368,034
Total liabilities	20,714,167	21,218,868	23,733,441
Commitments and contingencies
Stockholders’ equity (deficit):
Common stock, $0.0001 par value per share; 1,000,000,000 shares authorized, 4,491,321 and 838,584 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively	449	83	110
Additional paid-in capital	138,414,479	125,772,412	115,596,929
Accumulated deficit	(131,308,810)	(127,101,038)	(113,994,449)
Total stockholders’ equity (deficit)	7,106,120	(1,328,541)	1,602,592
Total liabilities and stockholders’ equity (deficit)	27,820,287	19,890,327	25,336,033
Undesignated Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock, value
Series A Convertible Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock, value	1	1	1
Series C Convertible Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock, value	$ 1	1	1
Related Party [Member]
Current liabilities:
Due to related parties		$ 411,921	$ 400,012